Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property, plant and equipment
13	Property, plant and equipment

	Leasehold property	Computer hardware &	Office	Furniture &
	improvements € ‘000s	software € ‘000s	equipment € ‘000s	fittings € ‘000s	Total € ‘000s

Cost
At January 1, 2020	3,527	4,811	432	740	9,510
Additions	156	1,231	147	439	1,973
Disposals	(25)	(246)	(69)	(42)	(382)
Arising on business combinations	255	159	95	141	650
Effects of movements in exchange rates	(66)	(349)	(99)	(50)	(564)

At December 31, 2020	3,847	5,606	506	1,228	11,187
Additions	860	1,808	236	243	3,147
Disposals	(8)	(496)	(92)	(41)	(637)
Arising on business combinations	2,252	4,805	358	305	7,720
Effects of movements in exchange rates	255	487	51	101	894

At December 31, 2021	7,206	12,210	1,059	1,836	22,311

	Leasehold property	Computer hardware &	Office	Furniture &
	improvements € ‘000s	software € ‘000s	equipment € ‘000s	fittings € ‘000s	Total € ‘000s
Accumulated depreciation
Balance at January 1, 2020	2,090	2,513	144	328	5,075
Depreciation	330	1,651	96	129	2,206
Disposals	(24)	(212)	(35)	(23)	(294)
Effects of movements in exchange rates	(73)	(268)	(76)	(26)	(443)

At December 31, 2020	2,323	3,684	129	408	6,544
Depreciation	500	2,224	189	241	3,154
Disposals	(5)	(384)	(78)	(33)	(500)
Effects of movements in exchange rates	113	438	21	43	615

At December 31, 2021	2,931	5,962	261	659	9,813

Net book value
At December 31, 2020	1,524	1,922	377	820	4,643
At December 31, 2021	4,275	6,248	798	1,177	12,498